Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Kunshan Jingzhao	9,866,531	11,068,436	1,708,672
Kunshan Vantone	4,733,539	5,424,558	837,407
Wanjia Win-Win	35,314,370	51,077,862	7,885,063
Wuhu Bona	837,600	885,264	136,661
Beijing Shengyi	—	1,954,914	301,787
Funds that the Company serves as general partner	171,479,738	255,744,809	39,480,196
-Real estate funds and real estate funds of funds	35,353,199	46,924,414	7,243,881
-Private equity funds of funds	136,038,095	208,778,546	32,229,855
-Other fixed income funds of funds	88,444	41,849	6,460
Total investment in affiliates	222,231,778	326,155,843	50,349,786